Goodwill and Intangible Assets - Summary of Continuity of Goodwill By Group of CGUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Goodwill [Line Items]
Beginning balance	$ 16,774	$ 16,728
Write-downs	(102)
Foreign exchange and other	125	46
Ending balance	16,797	16,774
Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	260	260
Ending balance	260	260
Capital markets [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	529	528
Foreign exchange and other	3	1
Ending balance	532	529
Wealth and Asset Management [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	258	258
Ending balance	258	258
Insurance products [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2	2
Ending balance	2	2
Canada [member] | Personal and Commercial Banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	330	330
Ending balance	330	330
United States [member] | U.S. Banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	15,655	15,610
Write-downs	(102)
Foreign exchange and other	122	45
Ending balance	$ 15,675	$ 15,655